Derivative Financial Instruments (Schedule of Derivative Offset Amounts) (Details) - Exchange Traded [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ (11,033)	$ (7,155)
Derivative Asset, Fair Value, Gross Asset	811	62,166
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		55,011
Derivative Asset, Fair Value, Amount Offset Against Collateral	(10,222)
Derivative, Collateral, Right to Reclaim Cash	27,415
Derivative, Collateral, Obligation to Return Cash		(37,328)
Amount After Offset	$ 17,193	$ 17,683